EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS	12 Months Ended
Dec. 31, 2023
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate, outstanding borrowings
NOTE 19 – EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS

		2023			2022			2021
USDm	Fixed/ floating	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾
Borrowings
Syndicate Facility	Floating	2028	6.6%	224.0	2026	7.6%	143.8	2026	3.8%	279.4
DSF Facility	Floating	2029	5.9%	140.1	2027	6.7%	201.8	2027	3.6%	221.9
DSF Facility 2	Floating	2029	5.8%	52.5	—	—	—	—	—	—
HCOB Facility	Floating	2029	7.8%	31.2	2025	9.9%	42.4	2025	5.1%	85.3
ING	Floating	2029	5.9%	57.9	—	—	—	—	—	—
KFW Facility	Floating	2032	6.4%	34.8	2032	7.1%	37.9	2032	4.1%	40.9
BoComm 2 (USD)³⁾	Floating	2032	7.0%	66.7	2031	7.4%	71.3	2031	4.9%	37.8
BoComm 3 (USD)³⁾	Floating	2029	7.3%	82.2	2029	7.8%	90.9	2029	4.9%	99.5
CDBL³⁾	Fixed	2032	5.7%	149.0	2029	5.8%	160.8	2029	5.8%	150.8
Springliner (USD)³⁾	Fixed	2026	4.8%	27.9	2026	4.8%	30.7	2026	4.8%	33.4
CMBFL³⁾	Fixed	2033	5.7%	195.8	2033	4.9%	37.3	—	—	—
Other credit facilities	Floating	2026	4.7%	4.8	2026	3.1%	4.9	—	—	—
CEXIM (USD)	Floating	—	—%	—	2030	7.0%	41.1	2030	4.0%	44.9
HCOB Facility 2	Floating	—	—%	—	2026	8.3%	21.1	2026	4.5%	25.4
BoComm 1 (USD)³⁾	Floating	—	—%	—	2025	8.7%	49.4	2025	4.9%	59.2
Eifuku (USD)³⁾	Floating	—	—%	—	2026	7.9%	20.9	2026	4.3%	22.4
Showa (USD)³⁾	Floating	—	—%	—	2024	8.6%	18.7	2024	4.1%	20.9
Sale and leaseback transaction prepayment	N/A	—	—	—	—	—	—	2022	—	21.0
Weighted average effective interest rate⁴⁾			6.2%			7.1%			4.4%
Total borrowings				1,066.9			973.0			1,142.8
Borrowing costs included (amortised costs)				(13.9)			-11.1			-13.0
Right-of-use lease liabilities				6.6			5.0			5.6
Total				1,059.6			966.9			1,135.4
Hereof non-current				886.9			849.8			926.5
Hereof current				172.7			117.1			209.0

¹⁾ Effective interest rate includes deferred and amortized bank fees.
²⁾ Because of the floating interest rate, the carrying value of the Group's borrowings is approximately equal to the fair value except for fixed rate borrowings, where the fair value amounts to USD 402.8m (compared to a total carrying value as of December 31, 2023 of USD 372.7m).
³⁾ Lease debt recognized under sale and leaseback arrangement with repurchase options (accounted for as finance transactions).
⁴⁾ Please refer to Note 23 for average interest rate including hedges.

In addition to the facilities above, TORM had undrawn credit facilities of USD 342.5m as of December 31, 2023. Please refer to Note 2 for further information on the Company’s liquidity and capital resources as well as to Note 2 Subsequent events for commitment obtained for refinancing existing facilities and Notes 23 and 24 for further information on interest rate swaps and financial risks.
NOTE 19 – continued

The following table summarizes the reconciliation of liabilities arising from financing activities:

		Cash movements		Non-cash movements
USDm	Opening balance as of January 01, 2023	Borrowings	Repayments	Business combin- ations	Other changes	End balance as of December 31, 2023
Borrowings	966.9	676.4	(585.4)	—	1.7	1,059.6
Total	966.9	676.4	(585.4)	—	1.7	1,059.6

		Cash movements		Non-cash movements
USDm	Opening balance as of January 01, 2022	Borrowings	Repayments	Business combin- ations	Other changes	End balance as of December 31, 2022
Borrowings	1,135.4	96.3	(275.2)	7.9	2.5	966.9
Total	1,135.4	96.3	(275.2)	7.9	2.5	966.9
Repayments

		Cash movements		Non-cash movements
USDm	Opening balance as of January 01, 2021	Borrowings	Repayments	Business combin- ations	Other changes	End balance as of December 31, 2021
Borrowings	842.4	548.8	(253.4)	—	(2.4)	1,135.4
Total	842.4	548.8	(253.4)	—	(2.4)	1,135.4

Accounting Policies
Borrowings consist of mortgage debt, bank loans, and lease liabilities.
Borrowings are initially measured at fair value less transaction costs. Mortgage debt and bank loans are subsequently measured at amortized cost. This means that the difference between the net proceeds at the time of borrowing and the nominal amount of the loan is recognized in the income statement as a financial expense over the term of the loan applying the effective interest method.
When terms of existing financial liabilities are renegotiated, or other changes regarding the effective interest rate occur, TORM performs a test to evaluate whether the new terms are substantially different from the original terms. If the new terms are substantially different from the original terms, TORM accounts for the change as an extinguishment of the original financial liability and the recognition of a new financial liability.